Deferred income taxes - Movement on gross deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes
Beginning balance	¥ (531,529)	¥ (495,264)
Credited (charged) to consolidated income statements	2,436,875	404,147	¥ (100,921)
Credited (charged) to other reserves	39,791	(10,980)	24,354
Ending balance	(881,298)	(531,529)	(495,264)
Deferred tax liabilities
Deferred income taxes
Beginning balance	(531,529)	(495,264)	(756,274)
Credited (charged) to consolidated income statements	(198,962)	(64,561)	246,554
Credited (charged) to other reserves	(150,807)	28,296	14,456
Ending balance	(881,298)	(531,529)	(495,264)
Right-of-use assets
Deferred income taxes
Beginning balance	(210,835)	(198,167)	(288,386)
Credited (charged) to consolidated income statements	(25,903)	(12,668)	90,219
Ending balance	(236,738)	(210,835)	(198,167)
Contract assets, and others
Deferred income taxes
Beginning balance	(320,694)	(297,097)	(467,888)
Credited (charged) to consolidated income statements	(173,059)	(51,893)	156,335
Credited (charged) to other reserves	(150,807)	28,296	14,456
Ending balance	¥ (644,560)	¥ (320,694)	¥ (297,097)